Stockholders' Equity - Summary of Warrant Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Warrants outstanding [Roll Forward]
Outstanding, beginning of period (in shares)	93,835	20
Warrants issued (in shares)	1,826,579	100,352
Warrants exercised (in shares)	(11,285)	(6,536)
Warrants expired (in shares)		(1)
Warrants exchanged (in shares)	(82,521)
Outstanding, end of period (in shares)	1,826,608	93,835	20
Warrants, Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning of period (in dollars per share)	$ 151	$ 4,868,205,366
Warrants issued (in dollars per share)	42	222
Warrants exercised (in dollars per share)	7	1,252
Warrants expired (in dollars per share)		13,798,400,000
Warrants exchanged (in dollars per share)	170
Outstanding, end of period (in dollars per share)	$ 23	$ 151	$ 4,868,205,366
Weighted average remaining life	4 years 11 months 26 days	5 years 9 months	4 years 10 months 17 days
Minimum [Member]
Warrants, Exercise Price per Share [Roll Forward]
Outstanding, (in dollars per share)	$ 7	$ 7	$ 857,500
Maximum [Member]
Warrants, Exercise Price per Share [Roll Forward]
Outstanding, (in dollars per share)	$ 23	$ 7,000	$ 13,798,400,000